Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,000	$ 7,902	$ 6,118
Payroll tax credit, current portion	52	52	450
Vendor deposits	62	28	399
Inventory	2,473	2,046	1,114
Prepaid expenses and other current assets	276	362	442
Total current assets	4,863	10,390	8,523
Property and equipment, net	129	213	342
Right-of-use asset	463	600	247
Payroll tax credit, noncurrent portion			169
Other assets	102	117
Total assets	5,557	11,320	9,421
Accounts payable	2,872	2,016	3,118
Deferred revenue	8	36	1,252
Other current liabilities	1,081	1,393	1,529
Total current liabilities	6,926	3,445	5,899
Current liabilities:
Accounts payable	2,872	2,016	3,118
Deferred revenue	8	36	1,252
Other current liabilities	1,081	1,393	1,529
Total current liabilities	6,926	3,445	5,899
Noncurrent liabilities:
Early exercised stock option liability			23
Other noncurrent liabilities	332	520	50
Total noncurrent liabilities	332	520	73
Total liabilities	7,258	3,965	5,972
Commitments and contingencies (Note 11)
Stockholders’ equity:
Preferred stock
Common stock	10	10	6
Additional paid-in capital	158,828	155,452	127,823
Accumulated deficit	(160,539)	(148,107)	(124,380)
Total stockholders’ equity	(1,701)	7,355	3,449
Total liabilities and stockholders’ equity (deficit)	5,557	11,320	9,421
Related Party
Current assets:
Bridge loan (related party) (Note 5)	2,965
Current liabilities:
Bridge loan (related party) (Note 5)	$ 2,965
Previously Reported
Current assets:
Other assets		$ 717	$ 387